 THE MARSICO INVESTMENT FUND

Marsico Focus Fund

Marsico Growth Fund

Marsico Midcap Growth Focus Fund

Marsico International Opportunities Fund

Marsico Global Fund

Supplement dated May 31, 2022

to the Statement of Additional Information ("SAI")

dated January 31, 2022

The purpose of this supplement is to update information regarding Non-Interested Trustees of The Marsico Investment Fund (the "Trust"). Effective April 28, 2022, Ms. Shoshana L. Gillers was appointed as a Non-Interested Trustee of the Trust.

STATEMENT OF ADDITIONAL INFORMATION

In the SAI "Trustees and Officers of the Trust" section beginning on page 41, the following additions or deletions and replacements are made, as indicated:

Addition to the "Non-Interested Trustees" table on page 42:

NON-INTERESTED TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Shoshana L. Gillers 1200 17th Street Suite 1700 Denver, CO 80202 DOB: 1974	Trustee	Since April 2022	Chief Privacy Officer, TransUnion, (September 2019 - present); Assistant General Counsel, JPMorgan Chase (April 2015 - August 2019).	5	None

Addition to the narrative descriptions in the "Non-Interested Trustees" section on page 45:

NON-INTERESTED TRUSTEES

Ms. Gillers. Ms. Gillers has served as a Trustee of the Trust since April 2022. She is currently the Chief Privacy Officer of TransUnion. She formerly served as Assistant General Counsel of JPMorgan Chase from 2015 to 2019.

The second sentences of the second and third paragraphs under the "Committees" section on page 47 setting forth the lists of Audit Committee members and Nominating Committee members are deleted and replaced with the following, respectively:

The members of the Audit Committee, which is comprised entirely of Independent Trustees, are Matthew C. Flavin, Shoshana L. Gillers, Jay S. Goodgold, Michael D. Rierson, and Joseph T. Willett.

The members of the Nominating Committee, which is comprised entirely of Independent Trustees, are Matthew C. Flavin, Shoshana L. Gillers, Jay S. Goodgold, Michael D. Rierson, and Joseph T. Willett.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE